Valuation And Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance for deferred tax asset, Balance at Beginning of Period	$ 49.6	$ 49.5	$ 47.0
Valuation allowance for deferred tax asset, Charged to Cost and Expense	(1.0)	(1.0)	(1.0)
Valuation allowance for deferred tax asset, Capital Loss Carryforward	0	0	2.5
Valuation allowance for deferred tax asset, Net Operating Loss Carryforward	0	1.0	1.0
Valuation allowance for deferred tax asset, Charged to Other Accounts	1.8	0.1	0
Valuation allowance for deferred tax asset, Deductions	0	0	0
Valuation allowance for deferred tax asset, Balance at End of Period	$ 50.4	$ 49.6	$ 49.5